THE TAX-EXEMPT MONEY FUND OF AMERICA

  333 South Hope Street Los Angeles, California 90071 Telephone (213) 486-9200

                                                              December 5, 2003



Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

         Re:      The Tax-Exempt Money Fund of America
                  File Nos.  33-26431 and 811-5750

Dear Sir or Madam:

                  Pursuant to Reg.230.497(j) under the Securities Act of 1933 (the "Act"), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on November 28, 2003 of the Registrant's Post-Effective Amendment No. 25 under the Act and Amendment No. 27 under the Investment Company Act of 1940.

                                                              Sincerely yours,


                                                           /s/Julie F. Williams
                                                              Julie F. Williams

Attachment

cc:      Linda Stirling


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